1875 K Street, N.W. Washington, DC 20006 Tel: 202 303 1000 Fax: 202 303 2000

December 16, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,242

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,242 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares MSCI Kuwait ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the MSCI All Kuwait Select Size Liquidity Capped Index (the “Underlying Index”), which is designed to measure the performance of the broad Kuwait equity universe. The Underlying Index is a free float-adjusted market capitalization weighted index with a capping methodology applied to avoid concentration. The Underlying Index targets to include at least 30 securities and 25 issuers at construction. MSCI Inc. (the “Index Provider” or “MSCI”) begins with the MSCI All Kuwait 30 Index (the “Parent Index”) which consists of equity securities of companies that (i)

NEW YORK    WASHINGTON    HOUSTON     PALO ALTO    SAN FRANCISCO    PARIS    LONDON     FRANKFURT    BRUSSELS    MILAN    ROME

Securities and Exchange Commission

December 16, 2019

are classified in Kuwait according to the MSCI Global Investable Market Index Methodology, together with (ii) are either headquartered or listed in Kuwait and have significant linkage to Kuwait (based on the geographic distribution of any of the following criteria: company’s shareholder base, revenues, assets, management, employee base, history and country of incorporation), as defined and measured by MSCI, or (iii) have an economic exposure (based on the geographic distribution of a company’s revenues) greater than 10% to Kuwait, as defined and measured by MSCI, where the criteria outlined in (i) and (ii) do not result in the target number of securities and issuers.

The Index Provider generally applies a capping methodology to the Underlying Index so that no single issuer exceeds 25% of the Underlying Index weight, and all issuers with a weight above 5% do not cumulatively exceed 50% of the Underlying Index weight. However, this capping methodology does not apply to constituents that (1) are classified as large-or mid-capitalization securities as per the MSCI Global Investment Market Index Methodology and (2) have a 3-month annual traded value ratio (“ATVR”) less than or equal to 20%. ATVR is a measure of traded value in a security as a proportion of its free float-adjusted market capitalization. Constituents meeting both of these criteria are represented at their weight in the Parent Index. The Underlying Index includes large-, mid-and small-capitalization companies and may change over time. As of September 30, 2019, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,189, filed pursuant to Rule 485(a)(2) on September 20, 2019, relating to iShares U.S. Tech Breakthrough Multisector ETF (“PEA 2,189”), which became effective on December 4, 2019.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,189. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Administrator, Custodian and Transfer Agent,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Householding,” “Distribution” and “Financial Highlights.”

Securities and Exchange Commission

December 16, 2019

In the Statement of Additional Information:

“Portfolio Holdings Information,” “Continuous Offering,” “Management – Control Persons and Principal Holders of Securities,” “Management – Potential Conflicts of Interest,” “Management – Legal Proceedings,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Portfolio Manager Compensation Overview,” “Investment Advisory, Administrative and Distribution Services – Codes of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Determination of Net Asset Value,” “Additional Information Concerning the Trust – Shares,” “Additional Information Concerning the Trust – DTC as Securities Depository for Shares of the Fund,” “Additional Information Concerning the Trust – Distribution of Shares,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of the Authorized Participant,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions,” “Taxes – Regulated Investment Company Qualifications,” “Taxes – Taxation of RICs,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Excise Tax,” “Taxes – Taxation of U.S. Shareholders,” “Taxes – Sales of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Taxation of Certain Derivatives,” “Taxes – Qualified Dividend Income,” “Taxes – Corporate Dividends Received Deduction,” “Taxes – Excess Inclusion Income,” “Taxes – Reporting,” “Taxes – Other Taxes,” “Taxes – Taxation of Non-U.S. Shareholders,” “Financial Statements,” “Miscellaneous Information – Counsel,” “Miscellaneous Information – Independent Registered Public Accounting Firm,” “Miscellaneous Information – Shareholder Communications to the Board” and “Miscellaneous Information – Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1285.

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

December 16, 2019

Sincerely,

/s/ Anne C. Choe
Anne C. Choe

cc:	Deepa Damre

Nick Cordell

Michael Gung

Nicole Hwang

George Rafal

Benjamin Haskin

Curtis Tate